Description of Business and Organization (Details) $ in Millions	Feb. 15, 2015 USD ($)	Feb. 15, 2015 CNY (¥)	Feb. 09, 2015
Pingtan Fishing [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership			100.00%
Percentage of equity-owned subsidiaries	92.00%
China Agriculture Industry Development Fund Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	8.00%	8.00%
Agriculture investment	$ 65	¥ 400,000,000